Other Current Liabilities (Other Current Liabilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Accrued employee compensation and related benefits		$ 9,698	$ 7,713
Commissions		7,965	5,963
Advances from customers and deferred revenues		6,155	2,004
Accrued expenses		2,570	1,343
Accrued warranty costs	[1]	2,328	1,723
Government institutions and income tax payable		752	700
Total other current liabilities		30,204	20,272
Other Current Liabilities [Member]
Operating lease obligations (See Note 2(U))		$ 736	$ 826

[1]	Changes in the accrued warranty costs are as follows: